Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST III
Entity Central Index Key	0000225604
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000006471 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class A
Trading Symbol	MHITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class A shares of the MFS High Income Fund (fund) provided a total return of 7.98%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.98%	3.22%	4.05%
A with initial sales charge (4.25%)	3.39%	2.33%	3.59%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,920,223,842
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 8,174,370	[1]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006476 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class B
Trading Symbol	MHIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$167	1.61%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class B shares of the MFS High Income Fund (fund) provided a total return of 7.18%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.18%	2.40%	3.27%
B with CDSC (declining over six years from 4% to 0%)×	3.18%	2.07%	3.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,920,223,842
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 8,174,370	[2]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006477 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class C
Trading Symbol	MHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$167	1.61%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class C shares of the MFS High Income Fund (fund) provided a total return of 7.18%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.18%	2.46%	3.27%
C with CDSC (1% for 12 months)×	6.18%	2.46%	3.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,920,223,842
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 8,174,370	[3]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006478 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class I
Trading Symbol	MHIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class I shares of the MFS High Income Fund (fund) provided a total return of 8.25%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.25%	3.48%	4.30%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,920,223,842
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 8,174,370	[4]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006480 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R1
Trading Symbol	MHIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$167	1.61%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R1 shares of the MFS High Income Fund (fund) provided a total return of 7.18%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.18%	2.45%	3.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,920,223,842
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 8,174,370	[5]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006482 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R2
Trading Symbol	MIHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R2 shares of the MFS High Income Fund (fund) provided a total return of 7.73%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.73%	2.84%	3.72%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,920,223,842
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 8,174,370	[6]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006483 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R3
Trading Symbol	MHIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R3 shares of the MFS High Income Fund (fund) provided a total return of 8.00%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.00%	3.16%	4.01%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,920,223,842
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 8,174,370	[7]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006472 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R4
Trading Symbol	MHIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R4 shares of the MFS High Income Fund (fund) provided a total return of 8.59%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.59%	3.55%	4.34%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,920,223,842
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 8,174,370	[8]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000116932 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R6
Trading Symbol	MHIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R6 shares of the MFS High Income Fund (fund) provided a total return of 8.37%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within BB-rated bonds benefited the fund's relative performance.
    From a sector perspective, favorable bond selection within both the energy and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's cash position and security selection within CCC-rated bonds also weighed on relative results.
    From a sector perspective, the fund's underweight allocation to the communications sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.37%	3.60%	4.42%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,920,223,842
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 8,174,370	[9]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	1,920,223,842	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	357	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	8,174,370
Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.5%
Equities	0.1%
Composition including fixed income credit quality
BBB	0.3%
BB	43.0%
B	38.3%
CCC	12.9%
CC	0.4%
C	0.3%
Not Rated	1.2%
Non-Fixed Income	0.1%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006484 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class A
Trading Symbol	MHOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$110	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 110	[10]
Expense Ratio, Percent	1.05%	[10]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class A shares of the MFS Global High Yield Fund (fund) provided a total return of 9.05%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.05%	3.42%	4.26%
A with initial sales charge (4.25%)	4.42%	2.53%	3.81%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 181,902,698
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,282,702	[11]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class B
Trading Symbol	MHOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$188	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 188	[12]
Expense Ratio, Percent	1.80%	[12]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class B shares of the MFS Global High Yield Fund (fund) provided a total return of 8.43%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.43%	2.66%	3.51%
B with CDSC (declining over six years from 4% to 0%)×	4.43%	2.34%	3.51%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 181,902,698
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,282,702	[13]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006486 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class C
Trading Symbol	MHOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$187	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 187	[14]
Expense Ratio, Percent	1.80%	[14]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class C shares of the MFS Global High Yield Fund (fund) provided a total return of 8.24%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.24%	2.65%	3.48%
C with CDSC (1% for 12 months)×	7.24%	2.65%	3.48%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 181,902,698
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,282,702	[15]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006487 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class I
Trading Symbol	MHOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$84	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 84	[16]
Expense Ratio, Percent	0.80%	[16]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class I shares of the MFS Global High Yield Fund (fund) provided a total return of 9.32%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.32%	3.65%	4.51%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 181,902,698
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,282,702	[17]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064677 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R1
Trading Symbol	MHORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$187	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 187	[18]
Expense Ratio, Percent	1.80%	[18]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R1 shares of the MFS Global High Yield Fund (fund) provided a total return of 8.24%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.24%	2.65%	3.47%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 181,902,698
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,282,702	[19]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064678 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R2
Trading Symbol	MHOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$136	1.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 136	[20]
Expense Ratio, Percent	1.30%	[20]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R2 shares of the MFS Global High Yield Fund (fund) provided a total return of 8.78%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.78%	3.14%	4.01%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 181,902,698
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,282,702	[21]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064679 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R3
Trading Symbol	MHOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$110	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 110	[22]
Expense Ratio, Percent	1.05%	[22]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R3 shares of the MFS Global High Yield Fund (fund) provided a total return of 9.03%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.03%	3.40%	4.32%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 181,902,698
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,282,702	[23]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064680 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R4
Trading Symbol	MHOUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$84	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 84	[24]
Expense Ratio, Percent	0.80%	[24]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R4 shares of the MFS Global High Yield Fund (fund) provided a total return of 9.30%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.30%	3.69%	4.51%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 181,902,698
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,282,702	[25]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064681 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R6
Trading Symbol	MHOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$73	0.70%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 73	[26]
Expense Ratio, Percent	0.70%	[26]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R6 shares of the MFS Global High Yield Fund (fund) provided a total return of 9.44%, at net asset value. This compares with a return of 0.25% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 10.08%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within both the Europe/UK and EM regions, particularly within BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the capital goods, communications, and banking sectors strengthened relative returns.
    The fund's overweight allocation to the consumer non-cyclical sector also helped relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance. The fund's holding of cash also detracted from relative returns.
    The fund's overweight allocation to the insurance sector, and underweight allocation to the consumer cyclical sector, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.44%	3.78%	4.61%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	0.25%	(2.10)%	0.22%
ICE BofA Global High Yield - Constrained Index (USD Hedged) +∆	10.08%	3.88%	5.26%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 181,902,698
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,282,702	[27]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	181,902,698	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	130	Average Effective Duration (yrs):	3.0
Total Management Fee ($)#:	1,282,702
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	97.1%
Money Market Funds	2.7%
Equities	0.2%
Issuer country weightings
United States	57.1%
United Kingdom	4.9%
Italy	4.4%
Canada	3.9%
Brazil	3.1%
France	2.7%
Mexico	2.6%
Luxembourg	2.1%
Netherlands	2.1%
Other Countries	17.1%
Composition including fixed income credit quality
BBB	0.6%
BB	45.2%
B	38.7%
CCC	11.0%
CC	0.7%
C	0.2%
Not Rated	0.1%
Non-Fixed Income	0.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006488 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal High Income Fund
Class Name	Class A
Trading Symbol	MMHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class A shares of the MFS Municipal High Income Fund (fund) provided a total return of 7.07%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.07%	1.00%	3.04%
A with initial sales charge (4.25%)	2.52%	0.13%	2.60%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.12%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 4,744,772,265
Holdings Count | Holding	1,796
Advisory Fees Paid, Amount	$ 22,788,447	[28]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006489 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal HighIncome Fund
Class Name	Class B
Trading Symbol	MMHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class B shares of the MFS Municipal High Income Fund (fund) provided a total return of 6.29%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.29%	0.26%	2.28%
B with CDSC (declining over six years from 4% to 0%)×	2.29%	(0.09)%	2.28%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.12%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 4,744,772,265
Holdings Count | Holding	1,796
Advisory Fees Paid, Amount	$ 22,788,447	[29]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006490 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal HighIncome Fund
Class Name	Class C
Trading Symbol	MMHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class C shares of the MFS Municipal High Income Fund (fund) provided a total return of 6.01%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.01%	0.00%	2.02%
C with CDSC (1% for 12 months)×	5.01%	0.00%	2.02%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.12%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 4,744,772,265
Holdings Count | Holding	1,796
Advisory Fees Paid, Amount	$ 22,788,447	[30]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000103072 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal High Income Fund
Class Name	Class I
Trading Symbol	MMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class I shares of the MFS Municipal High Income Fund (fund) provided a total return of 7.07%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.07%	1.00%	3.04%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.12%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 4,744,772,265
Holdings Count | Holding	1,796
Advisory Fees Paid, Amount	$ 22,788,447	[31]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000191232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal High Income Fund
Class Name	Class R6
Trading Symbol	MMHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, Class R6 shares of the MFS Municipal High Income Fund (fund) provided a total return of 7.02%, at net asset value. This compares with a return of 2.08% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Turning to the municipal market, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 2.08% and the high yield index returned 7.62%. Given US economic resilience, tax-exempt yields generally rose, and the curve moved from inversion to its typical upward slope beyond the one-year maturity. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.68% and 5.45%, respectively, well above their five-year averages of 2.60% and 4.86%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municpal Bond Index:
    From a quality perspective, the fund's out-of-benchmark exposure to Not Rated, BB, D, and CC-rated bonds benefited relative performance.
    The fund's yield curve positioning strengthened relative performance as the yield curve steepened throughout the reporting period.
  Top detractors from performance relative to the Bloomberg Municpal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	7.02%	1.08%	2.81%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	2.08%	0.73%	2.04%
*	For the period from the commencement of the class's investment operations, June 2, 2017 through January 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 4,744,772,265
Holdings Count | Holding	1,796
Advisory Fees Paid, Amount	$ 22,788,447	[32]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	4,744,772,265	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,796	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	22,788,447
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income	94.5%
Money Market Funds	5.5%
Equities	0.0%
Composition including fixed income credit quality
AAA	2.8%
AA	8.0%
A	11.9%
BBB	19.3%
BB	13.7%
B	2.3%
CCC	0.6%
CC	1.1%
Not Rated	34.8%
Non-Fixed Income	0.0%
Money Market Funds	5.5%
Industries
Healthcare Revenue - Long Term Care	15.0%
Healthcare Revenue - Hospitals	12.6%
Secondary Schools	10.4%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.0%
Airport Revenue	5.6%
Sales & Excise Tax Revenue	4.4%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Tax - Other	3.1%
Other Industries	27.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000118060 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Pooled Portfolio
Class Name	MFS® High Yield Pooled Portfolio
Trading Symbol	HYPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Yield Pooled Portfolio for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS High Yield Pooled Portfolio	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2025, shares of the MFS High Yield Pooled Portfolio (fund) provided a total return of 8.89%, at net asset value. This compares with a return of 2.07% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 9.68%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment. Healthy earnings growth continued though advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed off mid-period lows on the back of the US election results, resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while other major global central banks, notably the ECB, Bank of Canada and Bank of England, continued their gradual easing cycles. Already compressed credit spreads tightened further as corporate fundamentals remained sound. Bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Cap Index:
    Bond selection within the basic industry sector benefited relative performance. The fund's underweight exposure to BB-rated bonds also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Cap Index:
    From a quality perspective, the fund's underweight exposure to CC-rated bonds weakened relative performance.
    An underweight exposure to the communications sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 1/31/25
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	1-yr	5-yr	10-yr
MFS High Yield Pooled Portfolio	8.89%	4.06%	4.99%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	2.07%	(0.60)%	1.19%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	9.68%	4.48%	5.24%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Net Assets	$ 579,028,108
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 0	[33]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	579,028,108	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	355	Average Effective Duration (yrs):	3.1
Total Management Fee ($)#:	0
Portfolio Turnover Rate (%):	56
# The fund does not pay a management fee.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Fixed Income ~	98.3%
Money Market Funds	1.5%
Equities	0.2%
Composition including fixed income credit quality
BBB	0.3%
BB	43.9%
B	38.6%
CCC	13.4%
CC	0.5%
C	0.4%
Not Rated	1.2%
Non-Fixed Income	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[27]	Includes the effect of any management fee waivers, if applicable.
[28]	Includes the effect of any management fee waivers, if applicable.
[29]	Includes the effect of any management fee waivers, if applicable.
[30]	Includes the effect of any management fee waivers, if applicable.
[31]	Includes the effect of any management fee waivers, if applicable.
[32]	Includes the effect of any management fee waivers, if applicable.
[33]	The fund does not pay a management fee.